                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers 1-5 Year Government/Credit Index from 12/31/96 through 12/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN LIMITED DURATION          LEHMAN BROTHERS 1-5 YEAR
                                                                            FUND                     GOVERNMENT/CREDIT INDEX
                                                                ---------------------------          ------------------------
12/96                                                                       9775                              10000
                                                                            9819                              10034
                                                                           10028                              10286
                                                                           10206                              10521
12/97                                                                      10354                              10713
                                                                           10477                              10875
                                                                           10611                              11057
                                                                           10914                              11469
12/98                                                                      10912                              11531
                                                                           10971                              11576
                                                                           10994                              11600
                                                                           11091                              11730
12/99                                                                      11155                              11771
                                                                           11282                              11924
                                                                           11440                              12128
                                                                           11659                              12445
12/00                                                                      11963                              12820
                                                                           12258                              13229
                                                                           12384                              13373
                                                                           12745                              13923
12/01                                                                      12819                              13978
                                                                           12890                              13971
                                                                           13180                              14404
                                                                           13408                              14900
12/02                                                                      13503                              15113
                                                                           13562                              15288
                                                                           13573                              15555
                                                                           13610                              15603
12/03                                                                      13644                              15620
                                                                           13715                              15891
                                                                           13623                              15614
                                                                           13720                              15884
12/04                                                                      13723                              15908
                                                                           13686                              15805
                                                                           13829                              16070
                                                                           13852                              16044
12/05                                                                      13924                              16137
                                                                           14032                              16158
                                                                           14105                              16242
                                                                           14329                              16649
12/06                                                                      14480                              16817

                             A SHARES             B SHARES               C SHARES              I SHARES
                           since 6/16/86        since 11/5/91          since 5/10/93         since 8/12/05
----------------------------------------------------------------------------------------------------------
AVERAGE                             W/MAX                W/MAX                  W/MAX
ANNUAL                     W/O      2.25%       W/O      2.00%         W/O       .75%
TOTAL                     SALES     SALES      SALES     SALES        SALES     SALES          W/O SALES
RETURNS                  CHARGES    CHARGE    CHARGES    CHARGE      CHARGES    CHARGE          CHARGES

Since Inception          4.94%      4.82%     3.61%      3.61%       3.54%      3.54%            3.61%

10-year                  4.01       3.77      3.54       3.54        3.45       3.45               --

5-year                   2.47       2.00      1.98       1.98        1.95       1.95               --

1-year                   4.00       1.67      3.53       1.55        3.46       2.72             4.25
----------------------------------------------------------------------------------------------------------

30-Day Yield           4.14%               3.69%                  3.72%                4.39%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares in year one and declining to zero after year four, a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B shares and up to 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Lehman Brothers 1-5 Year Government/Credit Index is an unmanaged, broad-based market index that is composed of debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies and quasi-federal corporations and fixed rate dollar denominated SEC registered corporate debt that are rated investment grade. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The first half of 2006 provided few surprises in the bond market. The Federal Open Market Committee (the Fed) continued to pursue its monetary tightening policy, raising the target federal funds rate at each of its meetings to 5.25 percent by the end of June. In the second half of the year, as economic growth moderated, the housing sector weakened, and inflation concerns eased, the Fed finally took a widely anticipated respite from its record cycle of 17 consecutive rate increases, electing to keep the target fed funds rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the Fed continued to acknowledge the potential for inflation risks and reiterated previous statements that further actions regarding interest rates would be data dependent.

Inflation, as measured by the core PCE (Personal Consumption Expenditures) deflator--the Fed's preferred inflation gauge--remained elevated, rising 2.4 percent for year ended in October 2006, notably above the Fed's comfort zone of 1-2 percent. During the last week of December, the financial markets were surprised by stronger than expected data from the Chicago Purchasing Managers Index, new and existing home sales, and consumer confidence reports. This data quelled much of the ongoing speculation that the soft housing and auto markets would translate into moderating economic growth and inflation, and perhaps an ease in Fed policy.

Yields rose across the U.S. Treasury curve during the first six months, though more so on the short end of the curve which tends to more closely track changes in interest rates. Around mid-year, as expectations of a pause in Fed tightening grew, yields peaked and then drifted lower throughout most of the last half of the year and the bond market rallied. On a net basis, however, Treasury yields across the curve ended 2006 at higher levels than when the year began.

Within the government sector, agency and mortgage issues posted the highest returns for the year, while the Treasury sector underperformed due to its high sensitivity to interest rate changes. Early in the period when yields were rising, higher coupon mortgages performed well as mortgage prepayments slowed. However, in response to a decline in yields in the last months of the year, lower coupon mortgages outperformed.

The overall environment appeared to be good for corporate credit issues, with defaults near historic lows and ongoing strength in corporate earnings. Because interest rates remained at relatively low levels throughout the year, investors turned to the riskier segments of the market in an attempt to capture higher yields. The increased appetite for risk helped provide support to lower-quality securities, causing yield spreads to compress to near record low levels.

PERFORMANCE ANALYSIS

The fund returned 4.00 percent for the 12 months ended December 31, 2006 (Class A shares, unadjusted for sales charges) underperforming the fund's benchmark, the Lehman Brothers 1-5 Year Government/Credit Index, which returned 4.69 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

-------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                                 1-5 YEAR
                                                GOVERNMENT/
      CLASS A   CLASS B   CLASS C   CLASS I    CREDIT INDEX

       4.00%     3.53%     3.46%     4.25%         4.69%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

During the reporting year, we kept the portfolio's overall duration (a measure of interest-rate sensitivity) relatively low. This posture proved beneficial to performance as interest rates rose across much of the curve. However, when rates declined later in the year, this defensive positioning detracted from relative performance.

In terms of credit risk, the portfolio was also positioned defensively with a focus on higher-quality securities. This conservative posture, coupled with a slight narrowing of yield spreads, dampened performance as the lowest-rated segments of the credit market outperformed. On a more positive note, however, strong security selection in several sectors was additive to performance.

The portfolio's emphasis on higher coupon mortgages benefited performance during the first half of the year when rates were rising as these issues outperformed their lower coupon counterparts. Higher coupon mortgages typically have slower pre-payment rates and as such, tend to be less sensitive to rising interest rates. In the last months of the year, as rates began to fall, this emphasis kept the portfolio from more fully participating in the comparatively better performance of lower coupon mortgages.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 12/31/06
CMOs                                                             38.0%
Corporate Bonds                                                  30.6
Asset-Backed Securities                                          21.3
FNMA                                                              7.5
FHLMC                                                             0.7
GNMA                                                              0.1
                                                                -----
Total Long-Term Investments                                      98.2
Short-Term Investments                                            2.9
Total Investments                                               101.1
Liabilities in Excess of Other Assets                            (1.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/06          12/31/06       7/1/06-12/31/06
Class A
  Actual.....................................    $1,000.00        $1,026.63           $4.09
  Hypothetical...............................     1,000.00         1,021.21            4.08
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,024.73            6.63
  Hypothetical...............................     1,000.00         1,018.61            6.61
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,023.96            6.63
  Hypothetical...............................     1,000.00         1,018.61            6.61
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,028.34            3.22
  Hypothetical...............................     1,000.00         1,022.01            3.21
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, 1.30%, 1.30% and 0.63% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          CORPORATE BONDS  30.6%
          AEROSPACE/DEFENSE  0.2%
$  350    Raytheon Co. ................................. 6.150%    11/01/08     $    354,631
                                                                                ------------

          AUTOMOTIVE  0.9%
   800    American Honda Finance Corp. (a).............. 3.850     11/06/08          781,004
   155    Daimler Chrysler NA Holding................... 4.050     06/04/08          151,740
   345    Daimler Chrysler NA Holding (b)............... 5.789     03/13/09          345,542
                                                                                ------------
                                                                                   1,278,286
                                                                                ------------
          BANKING  3.6%
   585    Bank of America Corp. ........................ 3.375     02/17/09          564,643
   250    Bank of New York Co., Inc. ................... 5.200     07/01/07          249,991
   325    Citicorp...................................... 6.375     11/15/08          331,384
   255    JPMorgan Chase & Co. ......................... 6.000     02/15/09          257,995
 1,010    MBNA Corp. ................................... 5.625     11/30/07        1,012,060
   365    MBNA Corp. (b)................................ 5.798     05/05/08          367,379
   100    Sovereign Bank................................ 4.000     02/01/08           98,582
   620    SunTrust Bank Atlanta......................... 4.550     05/25/09          610,081
   250    U.S. Bank NA.................................. 3.700     08/01/07          247,514
   185    Washington Mutual, Inc. ...................... 4.000     01/15/09          180,458
   305    Washington Mutual, Inc. ...................... 8.250     04/01/10          328,760
   390    Wells Fargo Co. .............................. 3.120     08/15/08          376,822
   700    World Savings Bank............................ 4.125     12/15/09          679,501
                                                                                ------------
                                                                                   5,305,170
                                                                                ------------
          BROKERAGE  1.9%
   170    Citigroup, Inc. .............................. 3.625     02/09/09          165,055
   960    Goldman Sachs Group, Inc. .................... 4.125     01/15/08          949,266
   870    Lehman Brothers Holdings, Inc. ............... 8.250     06/15/07          881,337
   453    World Financial Prop. (a)..................... 6.910     09/01/13          473,706
   303    World Financial Prop. (a)..................... 6.950     09/01/13          317,670
                                                                                ------------
                                                                                   2,787,034
                                                                                ------------
          CONSTRUCTION MACHINERY  0.3%
   450    Caterpillar Financial Services Corp., Ser F... 3.625     11/15/07          443,528
                                                                                ------------

          CONSUMER PRODUCTS  0.3%
   495    Clorox Co. (b)................................ 5.485     12/14/07          495,670
                                                                                ------------

          DISTRIBUTORS  0.7%
   180    Keyspan Corp. ................................ 4.900     05/16/08          178,753
   925    Sempra Energy................................. 4.750     05/15/09          914,072
                                                                                ------------
                                                                                   1,092,825
                                                                                ------------
          DIVERSIFIED MANUFACTURING  0.6%
   458    Cooper Industries, Inc. ...................... 5.250     07/01/07          456,649
   420    Textron Financial Corp. ...................... 4.125     03/03/08          414,221
                                                                                ------------
                                                                                     870,870
                                                                                ------------

See Notes to Financial Statements                                              9

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          ELECTRIC  4.6%
$  305    Ameren Corp. ................................. 4.263%    05/15/07     $    303,440
   975    Appalachian Power Co. ........................ 3.600     05/15/08          952,230
   495    Baltimore Gas & Electric Co. ................. 6.625     03/15/08          501,592
   640    Carolina Power & Light Co. ................... 6.800     08/15/07          644,695
   445    CC Funding Trust I............................ 6.900     02/16/07          445,552
   350    Dominion Resources, Inc. ..................... 5.687     05/15/08          350,621
   200    Duke Energy Co. .............................. 3.750     03/05/08          196,330
   565    Entergy Gulf States, Inc. (b)................. 5.769     12/01/09          564,231
   555    FPL Group Capital, Inc. ...................... 5.551     02/16/08          555,864
   260    NiSource Finance Corp. (b).................... 5.940     11/23/09          260,283
   940    Peco Energy Co. .............................. 3.500     05/01/08          918,044
   400    Southwestern Public Service Co. .............. 6.200     03/01/09          405,859
   400    Texas-New Mexico Power Co. ................... 6.250     01/15/09          405,143
   205    Wisconsin Electric Power Co. ................. 3.500     12/01/07          201,685
                                                                                ------------
                                                                                   6,705,569
                                                                                ------------
          ENTERTAINMENT  0.5%
   680    Time Warner, Inc. ............................ 6.150     05/01/07          681,394
                                                                                ------------

          FOOD & BEVERAGE  1.1%
   505    General Mills, Inc. .......................... 3.875     11/30/07          497,545
   625    Kraft Foods, Inc. ............................ 5.250     06/01/07          624,573
   430    Yum! Brands, Inc. ............................ 7.650     05/15/08          442,184
                                                                                ------------
                                                                                   1,564,302
                                                                                ------------

          GAMING  0.3%
   445    Harrahs Operating Co., Inc. .................. 7.125     06/01/07          447,132
                                                                                ------------

          HEALTHCARE  0.6%
   550    Baxter International, Inc. ................... 5.196     02/16/08          548,763
   415    Unitedhealth Group, Inc. ..................... 4.125     08/15/09          403,080
                                                                                ------------
                                                                                     951,843
                                                                                ------------
          INTEG. ENERGY  0.2%
   270    Consumers Energy Co., Ser H................... 4.800     02/17/09          266,594
                                                                                ------------

          LIFE INSURANCE  1.9%
   140    AXA Financial, Inc. .......................... 6.500     04/01/08          141,726
   500    Hartford Financial Services Group............. 5.550     08/16/08          502,167
   570    ING Security Life Institutional Funding (a)... 2.700     02/15/07          567,941
   475    John Hancock Financial Services, Inc. ........ 5.625     12/01/08          477,560
 1,105    Met Life Global Funding I (a)................. 3.375     10/05/07        1,082,319
                                                                                ------------
                                                                                   2,771,713
                                                                                ------------
          LODGING  0.3%
   395    Hyatt Equities LLC (a)........................ 6.875     06/15/07          396,685
                                                                                ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          MEDIA-CABLE  1.3%
$  945    Comcast Cable Communications, Inc. ........... 8.375%    05/01/07     $    953,820
   348    Cox Communications, Inc. (b).................. 5.909     12/14/07          349,548
   160    Lenfest Communications, Inc. ................. 7.625     02/15/08          163,777
   375    Time Warner, Inc. (b)......................... 5.606     11/13/09          375,540
                                                                                ------------
                                                                                   1,842,685
                                                                                ------------
          MEDIA-NONCABLE  0.3%
   165    Viacom, Inc. (b).............................. 5.711     06/16/09          165,391
   300    Viacom, Inc. ................................. 5.750     04/30/11          300,437
                                                                                ------------
                                                                                     465,828
                                                                                ------------
          NONCAPTIVE-CONSUMER  2.4%
   510    CIT Group, Inc. .............................. 4.750     08/15/08          505,864
   705    Countrywide Home Loans, Inc. ................. 3.250     05/21/08          685,600
 1,660    Household Finance Corp. ...................... 6.400     06/17/08        1,686,015
   580    SLM Corp. .................................... 4.000     01/15/10          559,827
                                                                                ------------
                                                                                   3,437,306
                                                                                ------------
          NONCAPTIVE-CONSUMER FINANCE  0.8%
   285    International Lease Finance Corp. ............ 4.625     06/02/08          281,762
   450    Residential Capital LLC....................... 6.000     02/22/11          449,555
   420    Residential Capital LLC....................... 6.375     06/30/10          425,217
                                                                                ------------
                                                                                   1,156,534
                                                                                ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  0.5%
   710    International Lease Finance Corp. ............ 3.750     08/01/07          703,215
                                                                                ------------

          OIL FIELD SERVICES  0.2%
   230    Panhandle Eastern Pipe Line Co., Ser B........ 2.750     03/15/07          228,652
                                                                                ------------

          PAPER  0.0%
    79    Weyerhaeuser Co. ............................. 6.125     03/15/07           79,060
                                                                                ------------

          PROPERTY & CASUALTY INSURANCE  1.0%
 1,120    Marsh & McLennan Cos., Inc. .................. 5.375     03/15/07        1,119,686
   355    St. Paul Travelers Cos., Inc. ................ 5.010     08/16/07          353,695
                                                                                ------------
                                                                                   1,473,381
                                                                                ------------
          PIPELINES  0.4%
   545    Enbridge Energy Partners...................... 4.000     01/15/09          528,433
                                                                                ------------

          RAILROADS  0.9%
   350    Burlington Northern Santa Fe Corp. ........... 6.125     03/15/09          355,707
   200    Norfolk Southern Corp. ....................... 7.350     05/15/07          201,404
   155    Union Pacific Corp. .......................... 6.625     02/01/08          156,840
   575    Union Pacific Corp. .......................... 6.790     11/09/07          580,654
                                                                                ------------
                                                                                   1,294,605
                                                                                ------------
          REAL ESTATE MANAGEMENT INVESTMENT TRUSTS  0.2%
   325    Simon Property Group LP....................... 6.375     11/15/07          327,572
                                                                                ------------

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          RETAIL  1.4%
$  385    CVS Corp. .................................... 4.000%    09/15/09     $    372,447
   105    Home Depot, Inc. (b).......................... 5.490     12/16/09          105,078
   365    JC Penney Corp., Inc. ........................ 7.375     08/15/08          373,918
 1,235    May Department Stores Co. .................... 3.950     07/15/07        1,223,148
                                                                                ------------
                                                                                   2,074,591
                                                                                ------------
          SERVICES  0.5%
   405    FedEx Corp. .................................. 2.650     04/01/07          402,273
   260    FedEx Corp. .................................. 5.500     08/15/09          261,145
                                                                                ------------
                                                                                     663,418
                                                                                ------------
          SUPERMARKETS  0.4%
   305    Fred Meyer, Inc. ............................. 7.450     03/01/08          311,689
   260    Safeway, Inc. ................................ 7.500     09/15/09          273,011
                                                                                ------------
                                                                                     584,700
                                                                                ------------
          TECHNOLOGY  0.2%
   310    Hewlett-Packard Co. (b)....................... 5.495     05/22/09          310,697
                                                                                ------------

          TEXTILE  0.3%
   375    Mohawk Industries, Inc., Ser C................ 6.500     04/15/07          375,908
                                                                                ------------

          WIRELINE  1.8%
 2,555    Verizon Global Funding Corp. ................. 6.125     06/15/07        2,561,732
                                                                                ------------

TOTAL CORPORATE BONDS  30.6%.................................................     44,521,563
                                                                                ------------

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  3.1%
   542    Federal Home Loan Mortgage Corp. ............. 3.536     07/01/34          541,532
   594    Federal National Mortgage Association......... 3.612     07/01/34          596,147
   343    Federal National Mortgage Association......... 3.747     06/01/34          345,383
   307    Federal National Mortgage Association......... 4.164     09/01/34          306,493
   786    Federal National Mortgage Association......... 4.296     04/01/35          780,840
   589    Federal National Mortgage Association......... 4.486     04/01/35          585,066
 1,198    Federal National Mortgage Association......... 4.751     09/01/35        1,184,994
   217    Federal National Mortgage Association......... 6.756     09/01/19          218,606
                                                                                ------------

TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES.............................      4,559,061
                                                                                ------------

          ASSET BACKED SECURITIES  21.3%
   375    Ameriquest Mortgage Securities, Inc. (b)...... 6.500     08/25/34          377,860
   487    Capital Auto Receivables Asset Trust.......... 3.350     02/15/08          485,723
 1,550    Capital Auto Receivables Asset Trust.......... 4.050     07/15/09        1,540,143
 1,075    Capital Auto Receivables Asset Trust.......... 4.980     05/15/11        1,075,000
   400    Capital Auto Receivables Asset Trust.......... 5.030     10/15/09          398,974
 1,375    Capital Auto Receivables Asset Trust (a)...... 5.310     10/20/09        1,375,991
   575    Capital One Auto Finance Trust................ 5.070     07/15/11          574,272
 1,200    Capital One Multi Asset Trust................. 4.050     02/15/11        1,183,699

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$1,675    Capital One Prime Auto Receivables Trust...... 4.990%    09/15/10     $  1,671,636
 1,075    Caterpillar Financial Asset Trust............. 5.570     05/25/10        1,082,185
 1,479    Chase Manhattan Auto Owner Trust.............. 2.830     09/15/10        1,452,350
   249    CIT Equipment................................. 3.500     09/20/08          246,851
   750    CIT Equipment................................. 5.070     02/20/10          749,035
 1,800    CNH Equipment Trust........................... 4.270     01/15/10        1,781,584
   525    CNH Equipment Trust........................... 5.200     06/15/10          525,459
   675    Ford Credit Auto Owner Trust.................. 5.050     11/15/09          673,576
 1,100    Ford Credit Auto Owner Trust.................. 5.260     10/15/10        1,101,444
 1,250    GE Equipment Small Ticket LLC (a)............. 4.380     07/22/09        1,241,337
 1,150    GE Equipment Small Ticket LLC (a)............. 4.880     10/22/09        1,145,881
 1,050    GS Auto Loan Trust............................ 5.370     12/15/10        1,053,123
 2,000    Harley-Davidson Motorcycle Trust.............. 3.560     02/15/12        1,951,921
 1,100    Harley-Davidson Motorcycle Trust.............. 4.070     02/15/12        1,081,470
   675    Hertz Vehicle Financial LLC (a)............... 4.930     02/25/10          671,454
   900    Honda Auto Receivables Owner Trust............ 3.060     10/21/09          888,745
   925    Honda Auto Receivables Owner Trust............ 4.850     10/19/09          921,871
 1,225    National City Auto Receivable Trust........... 2.880     05/15/11        1,202,680
 1,134    New Century Home Equity Loan Trust............ 4.461     08/25/35        1,125,281
   650    Nissan Auto Receivables Owner Trust........... 5.440     04/15/10          653,679
 1,300    USAA Auto Owner Trust......................... 2.670     10/15/10        1,283,264
 1,450    Volkswagen Auto Loan.......................... 4.800     07/20/09        1,445,567
                                                                                ------------

TOTAL ASSET BACKED SECURITIES  21.3%.........................................     30,962,055
                                                                                ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  38.0%
 1,258    American Home Mortgage Assets (b)............. 5.610     08/30/36        1,263,108
   308    American Home Mortgage Trust (b).............. 4.340     02/25/44          307,494
 1,032    Banc of America Funding Corp. (c)............. 6.236     09/20/46        1,037,971
 1,466    Bank of America Mortgage Securities (b)....... 4.376     01/25/35        1,441,465
   993    Bear Stearns Mortgage Funding Trust (b)....... 5.500     03/25/36          992,473
   862    Bear Stearns Mortgage Funding Trust (b)....... 5.570     07/25/36          860,676
   622    Citigroup Mortgage Loan Trust, Inc. (c)....... 3.920     09/25/34          624,326
   578    Citigroup Mortgage Loan Trust, Inc. (c)....... 4.808     08/25/34          582,330
 3,518    Countrywide Alternative Loan Trust (d)........ 1.118     02/25/37          193,500
 4,703    Countrywide Alternative Loan Trust (d)........ 1.672     03/20/46          223,326
   895    Countrywide Alternative Loan Trust (b)........ 5.500     03/25/35          897,407
   821    Countrywide Alternative Loan Trust (b)........ 5.540     11/25/46          823,345
   820    Countrywide Alternative Loan Trust............ 5.560     09/25/35          819,554
 1,421    Countrywide Alternative Loan Trust (b)........ 5.600     10/25/36        1,420,514
   700    Countrywide Alternative Loan Trust (b)........ 5.640     10/25/35          701,203
 1,482    Countrywide Alternative Loan Trust (b)........ 5.730     10/25/35        1,487,767
 1,069    Countrywide Alternative Loan Trust (b)........ 5.740     12/20/35        1,073,704
 1,072    Countrywide Alternative Loan Trust, (REMIC)
          (b)........................................... 5.500     02/25/35        1,064,057
 1,394    Countrywide Home Loan Mortgage Trust (c)...... 4.367     06/25/35        1,381,227
   488    Countrywide Home Loan Mortgage Trust (c)...... 4.580     11/20/34          482,637

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$1,067    DSLA Mortgage Loan Trust (b).................. 5.550%    09/19/36     $  1,069,433
 1,176    DSLA Mortgage Loan Trust (b).................. 5.650     08/19/45        1,181,680
 1,801    DSLA Mortgage Loan Trust (b).................. 5.720     09/19/35        1,811,302
 1,004    Federal Home Loan Mortgage Corp. ............. 7.500     09/15/29        1,051,526
   568    Federal National Mortgage Association......... 5.500     01/25/24          567,164
   709    Federal National Mortgage Association......... 6.500     06/25/35          733,541
   320    First Horizon Mortgage Pass-Through Trust
          (b)........................................... 5.119     10/25/34          319,372
   393    Government National Mortgage Association
          (REMIC) (b)................................... 5.750     09/16/19          395,574
 3,724    Greenpoint Mortgage Funding Trust (REMIC)
          (d)........................................... 1.801     10/25/45          115,060
 2,149    Greenpoint Mortgage Funding Trust (REMIC)
          (d)........................................... 2.008     08/25/45           65,764
   787    Greenpoint Mortgage Funding Trust (b)......... 6.827     08/25/36          806,530
 1,039    GSR Mortgage Loan Trust (b)................... 5.610     08/25/46        1,041,690
 4,556    Harborview Mortgage Loan Trust (d)............ 1.082     06/19/35          108,203
 4,427    Harborview Mortgage Loan Trust (d)............ 1.382     05/19/35          109,285
 7,939    Harborview Mortgage Loan Trust (d)............ 1.723     01/19/36          208,387
 2,770    Harborview Mortgage Loan Trust (d)............ 1.981     01/19/36           78,761
   750    Harborview Mortgage Loan Trust (b)............ 5.550     02/19/37          750,000
 1,909    Harborview Mortgage Loan Trust (b)............ 5.570    08/19/46 to
                                                                   08/21/46        1,911,865
 1,242    Harborview Mortgage Loan Trust (b)............ 5.590     11/19/36        1,243,038
 2,547    Harborview Mortgage Loan Trust (b)............ 5.600    12/19/37 to
                                                                   10/19/46        2,553,028
   762    Harborview Mortgage Loan Trust................ 5.730     11/19/35          765,320
   250    Harborview Mortgage Loan Trust (b)............ 5.950     06/20/35          253,215
 3,007    Harborview Mortgage Loan Trust (b)............ 6.827    01/19/36 to
                                                                   02/19/36        3,083,175
     2    Harborview Mortgage Loan Trust (REMIC) (e)....   *      07/20/36 to
                                                                   03/19/37            1,633
 7,105    Harborview Mortgage Loan Trust (REMIC) (d).... 1.847     07/19/47          267,548
 4,847    Harborview Mortgage Loan Trust (REMIC) (d).... 2.075     03/19/37          223,399
   386    Indymac Index Mortgage Loan Trust (b)......... 5.850     07/25/34          386,408
 3,409    Indymac Index Mortgage Loan Trust (REMIC)
          (d)........................................... 1.196     07/25/35          110,807
 1,014    Luminent Mortgage Trust (b)................... 5.550     10/25/46        1,016,326
   829    Luminent Mortgage Trust (REMIC) (b)........... 5.590     01/25/36          831,622
   822    Residential Accredit Loans, Inc. (b).......... 5.540     01/25/46          822,429
 1,075    Residential Accredit Loans, Inc. (b).......... 5.550     02/25/46        1,075,000
   728    Residential Accredit Loans, Inc. (b).......... 5.680     02/25/46          731,180
   896    Residential Accredit Loans, Inc. (b).......... 5.750     10/25/45          900,072
 1,260    Residential Accredit Loans, Inc. (REMIC)
          (b)........................................... 5.580     06/25/46        1,258,464
   377    Residential Accredit Loans, Inc. (REMIC)
          (b)........................................... 5.610     02/25/46          377,450
   410    Residential Accredit Loans, Inc. (REMIC)
          (b)........................................... 5.620     02/25/46          409,472
 1,089    Structured Asset Mortgage Investments, Inc.
          (b)........................................... 5.520     03/25/36        1,091,536
 1,637    Structured Asset Mortgage Investments, Inc.
          (REMIC) (b)................................... 5.660     02/25/36        1,642,593
 5,750    Washington Mutual (d)......................... 0.482     10/25/44          105,115

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON    MATURITY        VALUE
--------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$4,013    Washington Mutual (d)......................... 0.609%    07/25/44     $     73,366
 2,339    Washington Mutual (d)......................... 0.654     06/25/44           43,850
   951    Washington Mutual (b)......................... 5.690     11/25/45          952,502
   791    Washington Mutual (b)......................... 5.787     08/25/46          794,123
 1,465    Washington Mutual (b)......................... 5.827     08/25/46        1,470,411
   511    Washington Mutual (REMIC) (b)................. 5.710     07/25/45          513,253
 1,501    Wells Fargo Mortgage Backed Securities Trust
          (b)........................................... 4.109     06/25/35        1,472,117
   752    Wells Fargo Mortgage Backed Securities Trust
          (b)........................................... 4.381     09/25/34          753,500
   162    Wells Fargo Mortgage Backed Securities Trust
          (c)........................................... 5.380     07/25/34          163,132
                                                                                ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  38.0%.............................     55,388,305
                                                                                ------------

          MORTGAGE BACKED SECURITIES  5.2%
     3    Federal Home Loan Mortgage Corp. ............. 6.500     01/01/33            3,549
   439    Federal Home Loan Mortgage Corp. ............. 7.500    10/01/29 to
                                                                   09/01/32          457,006
    11    Federal Home Loan Mortgage Corp. ............. 9.250     12/01/15           11,085
 1,750    Federal National Mortgage Association,
          January....................................... 7.500        TBA          1,813,437
 1,387    Federal National Mortgage Association......... 6.500    11/01/23 to
                                                                   11/01/33        1,419,606
 1,525    Federal National Mortgage Association......... 7.000    03/01/26 to
                                                                   03/01/32        1,571,249
 1,950    Federal National Mortgage Association......... 7.500    12/01/28 to
                                                                   09/01/32        2,031,486
    33    Federal National Mortgage Association......... 9.500    03/01/16 to
                                                                   04/01/20           35,919
    15    Government National Mortgage Association...... 7.500    07/15/28 to
                                                                   08/15/28           15,281
     1    Government National Mortgage Association...... 9.500    07/15/16 to
                                                                   06/15/18            1,466
    73    Government National Mortgage Association...... 10.000   11/15/16 to
                                                                   01/15/19           81,239
    14    Government National Mortgage Association...... 10.500    02/15/18           15,360
    92    Government National Mortgage Association...... 11.000    11/15/18          102,891
                                                                                ------------
TOTAL MORTGAGE BACKED SECURITIES.............................................      7,559,574
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $143,898,375)........................................................    142,990,558
                                                                                ------------

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                                            VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  2.9%
REPURCHASE AGREEMENTS  2.8%
Citigroup Global Markets, Inc. ($840,966 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06,
  to be sold on 01/02/07 at $841,455)............................................   $    840,966
State Street Bank & Trust Co. ($3,275,034 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06,
  to be sold on 01/02/07 at $3,276,883)..........................................      3,275,034
                                                                                    ------------

TOTAL REPURCHASE AGREEMENTS......................................................      4,116,000
                                                                                    ------------
UNITED STATES TREASURY AGREEMENT  0.1%
United States Treasury Bills ($125,000 par, yielding 3.557%,
  01/11/07 maturity) (f).........................................................        124,877
                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $4,240,877)..............................................................      4,240,877
                                                                                    ------------

TOTAL INVESTMENTS  101.1%
  (Cost $148,139,252)............................................................    147,231,435
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%)....................................     (1,603,843)
                                                                                    ------------

NET ASSETS  100.0%...............................................................   $145,627,592
                                                                                    ============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*   Zero coupon bond

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) Variable Rate Coupon

(d) Interest Only

(e) Principal Only

(f) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, March 2007 (Current
  Notional Value of $204,031 per contract)..................     202         $(121,564)
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007 (Current
  Notional Value of $107,469 per contract)..................       4             5,052
U.S. Treasury Notes 5-Year Futures, March 2007 (Current
  Notional Value of $105,063 per contract)..................      89            77,966
                                                                 ---         ---------
                                                                 295         $ (38,546)
                                                                 ===         =========

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2006:

INTEREST RATE SWAPS

                                                                            NOTIONAL    UNREALIZED
                       FLOATING RATE    PAY/RECEIVE    FIXED   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY               INDEX       FLOATING RATE   RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A................  USD-LIBOR-BBA        Pay        5.225%   9/22/2008     $600        $ 8,228
JP Morgan Chase Bank,
  N.A................  USD-LIBOR-BBA        Pay        5.203   10/13/2008    1,900           (557)
Goldman Sachs Capital
  Markets............  USD-LIBOR-BBA        Pay        5.074   10/05/2008    1,500         15,155
                                                                                          -------
                                                                                          $22,826
                                                                                          =======

See Notes to Financial Statements                                             17

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $148,139,252).......................  $147,231,435
Cash........................................................           641
Receivables:
  Interest..................................................       790,889
  Fund Shares Sold..........................................       142,805
  Swap Contracts............................................        22,826
  Principal Paydown.........................................        12,085
Other.......................................................       144,401
                                                              ------------
    Total Assets............................................   148,345,082
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,808,242
  Fund Shares Repurchased...................................       338,044
  Income Distributions......................................       121,433
  Distributor and Affiliates................................        88,637
  Investment Advisory Fee...................................        37,379
  Variation Margin on Futures...............................         9,719
Trustees' Deferred Compensation and Retirement Plans........       212,099
Accrued Expenses............................................       101,937
                                                              ------------
    Total Liabilities.......................................     2,717,490
                                                              ------------
NET ASSETS..................................................  $145,627,592
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $171,898,205
Net Unrealized Depreciation.................................      (923,537)
Accumulated Undistributed Net Investment Income.............      (603,175)
Accumulated Net Realized Loss...............................   (24,743,901)
                                                              ------------
NET ASSETS..................................................  $145,627,592
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $79,723,001 and 7,091,308 shares of
    beneficial interest issued and outstanding).............  $      11.24
    Maximum sales charge (2.25% of offering price)..........          0.26
                                                              ------------
    Maximum offering price to public........................  $      11.50
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,183,600 and 3,186,450 shares of
    beneficial interest issued and outstanding).............  $      11.36
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $26,368,999 and 2,334,654 shares of
    beneficial interest issued and outstanding).............  $      11.29
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,351,992 and 298,057 shares of
    beneficial interest issued and outstanding).............  $      11.25
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Interest....................................................  $ 7,721,998
Other.......................................................       14,100
                                                              -----------
    Total Income............................................    7,736,098
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      132,284
  Class B...................................................      289,813
  Class C...................................................      197,828
Investment Advisory Fee.....................................      486,412
Transfer Agent Fees.........................................      308,514
Accounting and Administrative Expenses......................       88,569
Reports to Shareholders.....................................       78,839
Registration Fees...........................................       44,150
Trustees' Fees and Related Expenses.........................       42,406
Custody.....................................................       37,480
Professional Fees...........................................       31,799
Other.......................................................       22,958
                                                              -----------
    Total Expenses..........................................    1,761,052
    Less Credits Earned on Cash Balances....................       11,466
                                                              -----------
    Net Expenses............................................    1,749,586
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,986,512
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(1,102,519)
  Futures...................................................     (148,208)
  Swap Contracts............................................       (8,170)
                                                              -----------
Net Realized Loss...........................................   (1,258,897)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (2,128,113)
                                                              -----------
  End of the Period:
    Investments.............................................     (907,817)
    Futures.................................................      (38,546)
    Swap Contracts..........................................       22,826
                                                              -----------
                                                                 (923,537)
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,204,576
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $   (54,321)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 5,932,191
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2006    DECEMBER 31, 2005
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  5,986,512         $   6,041,577
Net Realized Loss....................................      (1,258,897)           (1,663,129)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................       1,204,576            (1,582,504)
                                                         ------------         -------------
Change in Net Assets from Operations.................       5,932,191             2,795,944
                                                         ------------         -------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (4,004,034)           (4,426,269)
  Class B Shares.....................................      (1,815,966)           (2,058,364)
  Class C Shares.....................................      (1,255,428)           (1,387,089)
  Class I Shares.....................................         (90,316)             (347,488)
                                                         ------------         -------------
Total Distributions..................................      (7,165,744)           (8,219,210)
                                                         ------------         -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (1,233,553)           (5,423,266)
                                                         ------------         -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      36,752,604            84,678,141
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       5,631,508             6,617,431
Cost of Shares Repurchased...........................     (80,371,800)         (191,332,252)
                                                         ------------         -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (37,987,688)         (100,036,680)
                                                         ------------         -------------
TOTAL DECREASE IN NET ASSETS.........................     (39,221,241)         (105,459,946)
NET ASSETS:
Beginning of the Period..............................     184,848,833           290,308,779
                                                         ------------         -------------
End of the Period (Including accumulated
  undistributed net investment income of $(603,175)
  and $(1,329,637), respectively)....................    $145,627,592         $ 184,848,833
                                                         ============         =============

 20                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2006      2005      2004      2003      2002
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.33    $11.58    $11.90    $12.17    $12.08
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.44      0.31      0.20      0.13      0.28
  Net Realized and Unrealized Gain/Loss......     -0-(d)  (0.14)    (0.13)      -0-(d)   0.35
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.44      0.17      0.07      0.13      0.63
Less Distributions from Net Investment
  Income.....................................    0.53      0.42      0.39      0.40      0.54
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.24    $11.33    $11.58    $11.90    $12.17
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   4.00%     1.46%     0.57%     1.04%     5.34%
Net Assets at End of the Period (In
  millions)..................................  $ 79.7    $ 91.9    $151.7    $181.6    $150.3
Ratio of Expenses to Average Net Assets*.....   0.86%     0.81%     0.84%     0.72%     0.59%
Ratio of Net Investment Income to Average Net
  Assets*....................................   3.93%     2.67%     1.73%     1.08%     2.31%
Portfolio Turnover (c).......................     76%       70%      143%      311%      154%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A       N/A     0.79%     0.79%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A     1.01%     2.11%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of .50% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2006      2005      2004      2003      2002
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.44    $11.69    $12.01    $12.27    $12.18
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.39      0.25      0.15      0.08      0.22
  Net Realized and Unrealized Gain/Loss......    0.01     (0.14)    (0.14)      -0-(d)   0.36
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.40      0.11      0.01      0.08      0.58
Less Distributions from Net Investment
  Income.....................................    0.48      0.36      0.33      0.34      0.49
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.36    $11.44    $11.69    $12.01    $12.27
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   3.53%     0.93%     0.07%     0.62%     4.81%
Net Assets at End of the Period (In
  millions)..................................  $ 36.2    $ 54.3    $ 83.3    $122.7    $138.7
Ratio of Expenses to Average Net Assets*.....   1.36%     1.31%     1.34%     1.21%     1.08%
Ratio of Net Investment Income to Average Net
  Assets*....................................   3.40%     2.19%     1.23%     0.63%     1.81%
Portfolio Turnover (c).......................     76%       70%      143%      311%      154%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A       N/A     1.27%     1.28%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A     0.57%     1.61%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

 22                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS C SHARES                                 ----------------------------------------------
                                                2006      2005      2004      2003      2002
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.38    $11.63    $11.95    $12.21    $12.13
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................    0.39      0.25      0.15      0.08      0.21
  Net Realized and Unrealized Gain/Loss......     -0-(d)  (0.14)    (0.14)      -0-(d)   0.36
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............    0.39      0.11      0.01      0.08      0.57
Less Distributions from Net
  Investment Income..........................    0.48      0.36      0.33      0.34      0.49
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.29    $11.38    $11.63    $11.95    $12.21
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   3.46%     0.94%     0.07%     0.63%     4.74%
Net Assets at End of the Period (In
  millions)..................................  $ 26.4    $ 36.9    $ 55.3    $ 83.1    $ 77.3
Ratio of Expenses to Average Net Assets*.....   1.36%     1.31%     1.34%     1.21%     1.08%
Ratio of Net Investment Income to Average Net
  Assets*....................................   3.41%     2.19%     1.23%     0.61%     1.76%
Portfolio Turnover (c).......................     76%       70%      143%      311%      154%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A       N/A     1.28%     1.28%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A       N/A     0.54%     1.56%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR            AUGUST 12, 2005
                                                             ENDED          (COMMENCEMENT OF
CLASS I SHARES                                           DECEMBER 31,        OPERATIONS) TO
                                                             2006           DECEMBER 31, 2005
                                                       --------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............       $11.33               $11.42
                                                            ------               ------
  Net Investment Income (a)..........................         0.48                 0.15
  Net Realized and Unrealized Gain/Loss..............        (0.01)               (0.06)
                                                            ------               ------
Total from Investment Operations.....................         0.47                 0.09
Less Distributions from Net Investment Income........         0.55                 0.18
                                                            ------               ------
NET ASSET VALUE, END OF THE PERIOD...................       $11.25               $11.33
                                                            ======               ======

Total Return (b).....................................        4.25%                0.76%*
Net Assets at End of the Period (In millions)........       $  3.4               $  1.8
Ratio of Expenses to Average Net Assets..............        0.68%                0.66%
Ratio of Net Investment Income to Average Net
  Assets.............................................        4.20%                3.04%
Portfolio Turnover...................................          76%                  70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade quality corporate bonds, mortgage-related or mortgage-backed securities, asset-backed securities, and certain other debt obligations. The Fund commenced investment operations on June 16, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2006, the Fund had $1,808,242 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser")

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $24,209,915 which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$1,051,059..................................................  December 31, 2007
   346,588..................................................  December 31, 2008
   544,017..................................................  December 31, 2010
 7,821,920..................................................  December 31, 2011
 7,206,408..................................................  December 31, 2012
 3,666,114..................................................  December 31, 2013
 3,573,809..................................................  December 31, 2014

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $149,069,239
                                                              ============
Gross tax unrealized appreciation...........................  $    225,923
Gross tax unrealized depreciation...........................    (2,063,727)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (1,837,804)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                 2006          2005
Distributions paid from:
  Ordinary income...........................................  $7,159,999    $8,250,436
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $7,159,999    $8,250,436
                                                              ==========    ==========

    Permanent differences, primarily due to paydowns on mortgage-backed securities and book to tax amortization differences, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

            ACCUMULATED
         UNDISTRIBUTED NET                      ACCUMULATED NET
         INVESTMENT INCOME                       REALIZED LOSS                            CAPITAL
             $1,905,694                           $(1,905,694)                              $-0-

    As of December 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $497,207

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions, post October losses of $535,937 which are not recognized for tax purposes until the first day of the following fiscal year and gains and losses recognized for tax purposes on open futures transactions on December 31, 2006.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Fund's custody fee was reduced by $11,466 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .30% of the average daily net assets.

    For the year ended December 31, 2006, the Fund recognized expenses of approximately $3,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $31,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $259,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $115,499 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $23,200 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $58,100. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                             FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                        DECEMBER 31, 2006              DECEMBER 31, 2005
                                    --------------------------    ----------------------------
                                      SHARES         VALUE          SHARES           VALUE
Sales:
  Class A.........................   2,300,505    $ 25,974,711      3,093,306    $  35,395,883
  Class B.........................     442,723       5,046,950        650,051        7,513,336
  Class C.........................     310,042       3,515,756        414,011        4,763,421
  Class I.........................     196,108       2,215,187      3,240,595       37,005,501
                                    ----------    ------------    -----------    -------------
Total Sales.......................   3,249,378    $ 36,752,604      7,397,963    $  84,678,141
                                    ==========    ============    ===========    =============
Dividend Reinvestment:
  Class A.........................     286,384    $  3,232,270        322,857    $   3,693,906
  Class B.........................     127,365       1,452,101        139,543        1,610,624
  Class C.........................      77,623         880,150         84,056          965,413
  Class I.........................       5,932          66,987         30,536          347,488
                                    ----------    ------------    -----------    -------------
Total Dividend Reinvestment.......     497,304    $  5,631,508        576,992    $   6,617,431
                                    ==========    ============    ===========    =============

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

                                             FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                        DECEMBER 31, 2006              DECEMBER 31, 2005
                                    --------------------------    ----------------------------
                                      SHARES         VALUE          SHARES           VALUE
Repurchases:
  Class A.........................  (3,603,698)   $(40,698,514)    (8,407,692)   $ (96,175,642)
  Class B.........................  (2,130,403)    (24,297,302)    (3,171,516)     (36,656,677)
  Class C.........................  (1,292,841)    (14,674,974)    (2,011,629)     (23,147,302)
  Class I.........................     (61,999)       (701,010)    (3,113,115)     (35,352,631)
                                    ----------    ------------    -----------    -------------
Total Repurchases.................  (7,088,941)   $(80,371,800)   (16,703,952)   $(191,332,252)
                                    ==========    ============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2006, the Fund received redemptions fees of approximately $2,100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $68,771,201 and $76,946,962, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $49,535,149 and $74,496,376, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2006 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2005............................      238
Futures Opened..............................................    1,607
Futures Closed..............................................   (1,550)
                                                               ------
Outstanding at December 31, 2006............................      295
                                                               ======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

C. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,909,600 and $119,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

10. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN LIMITED DURATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Limited Duration Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Limited Duration Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Limited Duration Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
February 9, 2007

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 34

VAN KAMPEN LIMITED DURATION FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee           Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                                      since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                              Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                           health care products
                                                              manufacturer. Director of
                                                              the Heartland Alliance, a
                                                              nonprofit organization
                                                              serving human needs based
                                                              in Chicago. Director of
                                                              St. Vincent de Paul
                                                              Center, a Chicago based
                                                              day care facility serving
                                                              the children of low
                                                              income families. Board
                                                              member of the Illinois
                                                              Manufacturers'
                                                              Association.

Jerry D. Choate (68)            Trustee           Trustee     Prior to January 1999,         72       Trustee/Director/Managing
33971 Selva Road                                  since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                          Allstate Corporation                    Director of Amgen Inc., a
                                                              ("Allstate") and Allstate               biotechnological company,
                                                              Insurance Company. Prior                and Director of Valero
                                                              to January 1995,                        Energy Corporation, an
                                                              President and Chief                     independent refining
                                                              Executive Officer of                    company.
                                                              Allstate. Prior to August
                                                              1994, various management
                                                              positions at Allstate.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee           Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                       since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                    offering capital                        in the Fund Complex.
Suite 980                                                     investment and management               Director of Quidel
San Diego, CA 92122-6223                                      advisory services. Prior                Corporation, Stericycle,
                                                              to February 2001, Vice                  Inc., Ventana Medical
                                                              Chairman and Director of                Systems, Inc., and GATX
                                                              Anixter International,                  Corporation, and Trustee
                                                              Inc., a global                          of The Scripps Research
                                                              distributor of wire,                    Institute. Prior to
                                                              cable and communications                January 2005, Trustee of
                                                              connectivity products.                  the University of Chicago
                                                              Prior to July 2000,                     Hospitals and Health
                                                              Managing Partner of                     Systems. Prior to April
                                                              Equity Group Corporate                  2004, Director of
                                                              Investment (EGI), a                     TheraSense, Inc. Prior to
                                                              company that makes                      January 2004, Director of
                                                              private investments in                  TeleTech Holdings Inc.
                                                              other companies.                        and Arris Group, Inc.
                                                                                                      Prior to May 2002,
                                                                                                      Director of Peregrine
                                                                                                      Systems Inc. Prior to
                                                                                                      February 2001, Director
                                                                                                      of IMC Global Inc. Prior
                                                                                                      to July 2000, Director of
                                                                                                      Allied Riser
                                                                                                      Communications Corp.,
                                                                                                      Matria Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety, Corp.
                                                                                                      and Grupo Azcarero Mexico
                                                                                                      (GAM).

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee           Trustee     Managing Partner of            72       Trustee/Director/Managing
Heidrick & Struggles                              since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                        executive search firm.                  in the Fund Complex.
Suite 7000                                                    Trustee on the University
Chicago, IL 60606                                             of Chicago Hospitals
                                                              Board, Vice Chair of the
                                                              Board of the YMCA of
                                                              Metropolitan Chicago and
                                                              a member of the Women's
                                                              Board of the University
                                                              of Chicago. Prior to
                                                              1997, Partner of Ray &
                                                              Berndtson, Inc., an
                                                              executive recruiting
                                                              firm. Prior to 1996,
                                                              Trustee of The
                                                              International House
                                                              Board, a fellowship and
                                                              housing organization for
                                                              international graduate
                                                              students. Prior to 1995,
                                                              Executive Vice President
                                                              of ABN AMRO, N.A., a bank
                                                              holding company. Prior to
                                                              1990, Executive Vice
                                                              President of The Exchange
                                                              National Bank.

R. Craig Kennedy (54)           Trustee           Trustee     Director and President of      72       Trustee/Director/Managing
1744 R Street, NW                                 since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                          of the United States, an                in the Fund Complex.
                                                              independent U.S.
                                                              foundation created to
                                                              deepen understanding,
                                                              promote collaboration and
                                                              stimulate exchanges of
                                                              practical experience
                                                              between Americans and
                                                              Europeans. Formerly,
                                                              advisor to the Dennis
                                                              Trading Group Inc., a
                                                              managed futures and
                                                              option company that
                                                              invests money for
                                                              individuals and
                                                              institutions. Prior to
                                                              1992, President and Chief
                                                              Executive Officer,
                                                              Director and member of
                                                              the Investment Committee
                                                              of the Joyce Foundation,
                                                              a private foundation.

Howard J Kerr (71)              Trustee           Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                                    since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                              Officer of Pocklington                  in the Fund Complex.
                                                              Corporation, Inc., an                   Director of the Lake
                                                              investment holding                      Forest Bank & Trust.
                                                              company. Director of the
                                                              Marrow Foundation.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee           Trustee     President of Nelson            72       Trustee/Director/Managing
423 Country Club Drive                            since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                         Services, Inc., a                       in the Fund Complex.
                                                              financial planning
                                                              company and registered
                                                              investment adviser in the
                                                              State of Florida.
                                                              President of Nelson Ivest
                                                              Brokerage Services Inc.,
                                                              a member of the NASD,
                                                              Securities Investors
                                                              Protection Corp. and the
                                                              Municipal Securities
                                                              Rulemaking Board.
                                                              President of Nelson Sales
                                                              and Services Corporation,
                                                              a marketing and services
                                                              company to support
                                                              affiliated companies.

Hugo F. Sonnenschein (66)       Trustee           Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                               since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                             University of Chicago and               in the Fund Complex.
                                                              the Adam Smith                          Director of Winston
                                                              Distinguished Service                   Laboratories, Inc.
                                                              Professor in the
                                                              Department of Economics
                                                              at the University of
                                                              Chicago. Prior to July
                                                              2000, President of the
                                                              University of Chicago.
                                                              Trustee of the University
                                                              of Rochester and a member
                                                              of its investment
                                                              committee. Member of the
                                                              National Academy of
                                                              Sciences, the American
                                                              Philosophical Society and
                                                              a fellow of the American
                                                              Academy of Arts and
                                                              Sciences.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee           Trustee     Chief Communications           72       Trustee/Director/Managing
815 Cumberstone Road                              since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                             Academy of                              in the Fund Complex.
                                                              Sciences/National                       Director of Fluor Corp.,
                                                              Research Council, an                    an engineering,
                                                              independent, federally                  procurement and
                                                              chartered policy                        construction
                                                              institution, from 2001 to               organization, since
                                                              November 2003 and Chief                 January 2004 and Director
                                                              Operating Officer from                  of Neurogen Corporation,
                                                              1993 to 2001. Director of               a pharmaceutical company,
                                                              the Institute for Defense               since January 1998.
                                                              Analyses, a federally
                                                              funded research and
                                                              development center,
                                                              Director of the German
                                                              Marshall Fund of the
                                                              United States, Director
                                                              of the Rocky Mountain
                                                              Institute and Trustee of
                                                              Colorado College. Prior
                                                              to 1993, Executive
                                                              Director of the
                                                              Commission on Behavioral
                                                              and Social Sciences and
                                                              Education at the National
                                                              Academy of Sciences/
                                                              National Research
                                                              Council. From 1980
                                                              through 1989, Partner of
                                                              Coopers & Lybrand.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                 FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)           Trustee           Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                             since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                             Meagher & Flom LLP, legal               in the Fund Complex.
                                                              counsel to funds in the                 Director of the Abraham
                                                              Fund Complex.                           Lincoln Presidential
                                                                                                      Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)       President and   Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas  Principal       since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                   since May 2003. Managing Director of Van Kampen Advisors
                             Officer                     Inc. since June 2003. Director of Investor Services since
                                                         September 2002. Director of the Adviser, Van Kampen
                                                         Investments and Van Kampen Exchange Corp. since January
                                                         2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                         & Co. Incorporated. Managing Director and Director of Morgan
                                                         Stanley Investment Management Inc. Chief Administrative
                                                         Officer, Managing Director and Director of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan Stanley Services Company
                                                         Inc. Managing Director and Director of Morgan Stanley
                                                         Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                         Executive Officer and Director of Morgan Stanley Trust.
                                                         Executive Vice President and Principal Executive Officer of
                                                         the Institutional and Retail Morgan Stanley Funds. Director
                                                         of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and
                                                         Executive Vice President of funds in the Fund Complex from
                                                         May 2003 to September 2005.

Dennis Shea (53)             Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                       and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                         Equity of the same entities since February 2006. Vice
                                                         President of Morgan Stanley Institutional and Retail Funds
                                                         since February 2006. Vice President of funds in the Fund
                                                         Complex since March 2006. Previously, Managing Director and
                                                         Director of Global Equity Research at Morgan Stanley from
                                                         April 2000 to February 2006.

J. David Germany (52)        Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                             since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                             and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                      Global Fixed Income of the same entities since December
                                                         2005. Managing Director and Director of Morgan Stanley
                                                         Investment Management Ltd. Director of Morgan Stanley
                                                         Investment Management (ACD) Limited since December 2003.
                                                         Vice President of Morgan Stanley Institutional and Retail
                                                         Funds since February 2006. Vice President of funds in the
                                                         Fund Complex since March 2006.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)         Vice President  Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                       Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                         the Adviser. Vice President of the Morgan Stanley
                                                         Institutional and Retail Funds since July 2004 and Vice
                                                         President of funds in the Fund Complex since August 2004.
                                                         Previously, Managing Director and General Counsel of
                                                         Americas, UBS Global Asset Management from July 2000 to July
                                                         2004 and General Counsel of Aeltus Investment Management,
                                                         Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)       Vice President  Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary   since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                       Complex.

John L. Sullivan (51)        Chief           Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Compliance      since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181   Officer                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                         Advisors Inc. and certain other subsidiaries of Van Kampen
                                                         Investments, Vice President, Chief Financial Officer and
                                                         Treasurer of funds in the Fund Complex and head of Fund
                                                         Accounting for Morgan Stanley Investment Management Inc.
                                                         Prior to December 2002, Executive Director of Van Kampen
                                                         Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)        Chief           Officer     Managing Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  Financial       since 2006  Inc. since December 2006; Chief Financial Officer and
New York, NY 10020           Officer and                 Treasurer of Morgan Stanley Institutional Funds since 2002
                             Treasurer                   and of funds in the Fund Complex from January 2005 to August
                                                         2005 and since September 2006. Previously, Executive
                                                         Director of Morgan Stanley Investment Management Inc. from
                                                         2002 to December 2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  30, 130, 230
                                                                  LTMGANR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00479P-Y12/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

(1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

(2)  Not applicable.

(3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

\
Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                    REGISTRANT   COVERED ENTITIES(1)
                                    ----------   -------------------
   AUDIT FEES....................    $23,900         N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES.........    $     0         $  756,000(2)
      TAX FEES...................    $ 2,800(3)      $   79,422(4)
      ALL OTHER FEES.............    $     0         $  203,498(5)
   TOTAL NON-AUDIT FEES..........    $ 2,800         $1,038,920
   TOTAL.........................    $26,700         $1,038,920

2005

                                    REGISTRANT   COVERED ENTITIES(1)
                                    ----------   -------------------
   AUDIT FEES....................    $23,100         N/A
   NON-AUDIT FEES
      AUDIT-RELATED FEES.........    $     0         $  235,000(2)
      TAX FEES...................    $ 2,500(3)      $   52,799(4)
      ALL OTHER FEES.............    $     0         $  956,268(5)
   TOTAL NON-AUDIT FEES..........    $ 2,500         $1,244,067
   TOTAL.........................    $25,600         $1,244,067

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

          (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

          (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

          (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer


Date: February 8, 2007


By:  /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007